Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Change in Carrying Value of Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ (42,431)	$ 108,982		$ (35,525)	$ 0	$ 0	$ 0
Net income (loss) attributable to redeemable noncontrolling interest	1,080	(18,515)	$ 0	(60,715)	$ 0	1,080	0	$ 0
Change in redemption value of redeemable noncontrolling interest	5,826			231,273
Ending balance	$ (35,525)	$ 135,033		$ 135,033		$ (35,525)	$ (42,431)	$ 0